FINANCIAL INSTRUMENTS (Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Proceeds from sales of available-for-sale securities	$ 1,053	$ 245	$ 396
Gross realized gains	21	5	15
Gross realized losses	30	0	$ 1
Within one year, Amortized Cost	124
One to five years, Amortized Cost	455
Six to ten years, Amortized Cost	717
After ten years, Amortized Cost	444
Total, Amortized Cost	1,740	1,341
Within one year, Fair Value	124
One to five years, Fair Value	444
Six to ten years, Fair Value	683
After ten years, Fair Value	432
Total, Fair Value	1,683	1,372
Cash equivalents
Cash and Cash Equivalents [Line Items]
Debt Securities, Held-to-maturity	410	1,771
Money Market Funds, at Carrying Value	$ 156	$ 509